Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary share		Additional paid-in capital	(Accumulated deficit) retained earnings	Accumulated other comprehensive (loss) income	Non-controlling interest	Total
Balance at Mar. 31, 2023		$ 10,498	[1]	$ 1,094,597	$ 13,311,878	$ (28,860)	$ 2,767,775	$ 17,155,888
Balance (in Shares) at Mar. 31, 2023	[1]	104,972,376
Recognition of non-controlling interest from acquisition of subsidiaries			[1]	381,947			182,599	564,546
Accretion from change in fair value of ordinary shares subject to possible redemption			[1]	(12,652)				(12,652)
Net loss			[1]		(1,373,504)		(587,452)	(1,960,956)
Shares issuance for partial settlement of contingent consideration for acquisition		$ 8	[1]	266,206				266,214
Shares issuance for partial settlement of contingent consideration for acquisition (in Shares)	[1]	82,969
Foreign currency translation adjustments			[1]			(91,691)	3,810	(87,881)
Balance at Mar. 31, 2024		$ 10,506	[1]	1,730,098	11,938,374	(120,551)	2,366,732	15,925,159
Balance (in Shares) at Mar. 31, 2024	[1]	105,055,345
Reclassification of redeemable ordinary shares from mezzanine to permanent equity		$ 22	[1]	699,978				700,000
Reclassification of redeemable ordinary shares from mezzanine to permanent equity (in Shares)	[1]	217,724
Net loss			[1]		5,587,625		(538,204)	5,049,421
Acquisition of additional non-controlling interest			[1]	(192,186)		2,030	(740,725)	(930,881)
Shares issuance for partial settlement of contingent consideration for acquisition		$ 106	[1]	2,633,344				2,633,450
Shares issuance for partial settlement of contingent consideration for acquisition (in Shares)	[1]	1,059,628
Ordinary shares issued for conversion of convertible notes		$ 734	[1]	25,062,327				25,063,061
Ordinary shares issued for conversion of convertible notes (in Shares)	[1]	7,338,887
Issuance of ordinary share upon the reverse recapitalization		$ 628	[1]	(10,081,840)				(10,081,212)
Issuance of ordinary share upon the reverse recapitalization (in Shares)	[1]	6,276,394
Incremental fair value of warrants upon the reverse recapitalization			[1]	12,014	(12,014)
Merger transaction cost			[1]	(1,713,953)				(1,713,953)
Share-based compensation		$ 200	[1]	(200)
Share-based compensation (in Shares)	[1]	2,000,000
Foreign currency translation adjustments			[1]			296,833	15,384	312,217
Balance at Mar. 31, 2025		$ 12,196	[1]	18,149,582	17,513,985	178,312	1,103,187	$ 36,957,262
Balance (in Shares) at Mar. 31, 2025		121,947,978	[1]					121,947,978
Net loss			[1]		(24,995,830)		(1,207,391)	$ (26,203,221)
Recognition of non-controlling interest through business combination			[1]				27,070,012	27,070,012
Acquisition of additional non-controlling interest			[1]				(24,806,735)	(24,806,735)
Recognition of non-controlling interest upon sales of controlling interest in a subsidiary			[1]	21,011,125			1,988,875	23,000,000
Ordinary shares issued for conversion of convertible notes		$ 265	[1]	2,791,711				2,791,976
Ordinary shares issued for conversion of convertible notes (in Shares)	[1]	2,645,024
Ordinary shares issued for settlement of contingent consideration for acquisition		$ 55	[1]	1,121,671				1,121,726
Ordinary shares issued for settlement of contingent consideration for acquisition (in Shares)	[1]	547,183
Ordinary shares issued from shares subscription agreement		$ 63	[1]	2,499,937				2,500,000
Ordinary shares issued from shares subscription agreement (in Shares)	[1]	625,000
Ordinary shares released from escrow in connection with bonus shares issued pursuant to the convertible note		$ 220	[1]	(1,460,320)				(1,460,100)
Ordinary shares released from escrow in connection with bonus shares issued pursuant to the convertible note (in Shares)	[1]	2,201,665
Share-based compensation		$ 4	[1]	99,996				100,000
Share-based compensation (in Shares)	[1]	41,853
Foreign currency translation adjustments			[1]			(125,636)	(49,678)	(175,314)
Balance at Mar. 31, 2026		$ 12,803	[1]	$ 44,213,702	$ (7,481,845)	$ 52,676	$ 4,098,270	$ 40,895,606
Balance (in Shares) at Mar. 31, 2026		128,008,703	[1]					128,008,703

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.